UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File No. 811-23745

Fundrise Income Real Estate Fund, LLC
(Exact Name of Registrant as Specified in Charter)

11 Dupont Circle NW, 9th Floor

Washington, D.C. 20036

(Address of Principal Executive Offices) (Zip Code)

Michelle A. Mirabal

Rise Companies Corp.

11 Dupont Circle NW, 9th Floor

Washington, D.C. 20036

(Name and Address of Agent for Service)

(202)-584-0550
(Registrant’s Telephone Number, Including Area Code)

Date of Fiscal Year End: December 31

Date of Reporting Period: April 1, 2021 (Commencement of Investment Operations) through June 30, 2022

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Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and, accordingly, did not vote any proxies during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Income Real Estate Fund, LLC

By:	/s/ Benjamin S. Miller
Name:	Benjamin S. Miller
Title:	President and Principal Executive Officer

Date:	August 29, 2022